BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS [abstract]
Disclosure of detailed information about business combinations

22           BUSINESS COMBINATIONS

On 26 October 2016, the Company entered into agreements to acquire certain railway service businesses of Guangzhou Railway Group, Guangmeishan Railway Company Limited (“GRCL”) and Guangdong Sanmao Railway Company Limited(“GSRC”). GRCL and GSRC are subsidiaries of Guangzhou Railway Group which operate freight service business (the “Acquisition").

The purchase considerations payable to  Guangzhou Railway Group, GRCL and GSRC were approximately RMB28,657,000, RMB453,658,000 and RMB249,677,000, respectively.

On 26 October 2016, the Company obtain control over above mentioned railway service businesses and the directors of the Company determined that it was the completion date of the Acquisition. The results of the operations of the above-mentioned entities have been included in the Group’s consolidated comprehensive income statement from 26 October 2016 onwards accordingly.

The following table summarizes the consideration paid for Guangzhou Railway Group, GRCL and GSRC, the fair value of identifiable assets acquired and liabilities assumed at the date of the Acquisition:

	Guangzhou Railway Group		GRCL	CSRC		Total
	RMB’000		RMB’000	RMB’000		RMB’000

Amount payables arising from the Acquisition(a)	28,657		453,658	249,677		731,992
Less：Employee benefits obligation undertaken to be borne by the Company	-		(9,024)	(15,703)		(24,727)
Total consideration(a)		28,657			444,634		233,974	707,265

39       BUSINESS COMBINATIONS(CONTINUED)

(a)                   The total consideration of approximately RMB707,265,000 had been offset against the trade receivables due from  Guangzhou Railway Group, GRCL and GSRC to the Group. Therefore, no actual cash outflow occurred in the business acquisition.

As at the completion date of the Acquisition, the fair value of the identifiable assets and liabilities acquired were as below:

Inventories	23,110
Fixed assets	648,890
Construction-in-progress	59,992
Other liabilities	(24,727)
Total identifiable net assets	707,265
Total consideration	707,265
Goodwill	-

The directors of the Company made reference to the valuation report performed by an independent valuer on the acquired businesses when they determined the fair value of the identifiable assets and the liabilities acquired.